Segment Information and Concentrations (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2011	2010	2009
Revenue by segment
Financial Services	$2,999	$2,645	$2,614
Retail Solutions	1,778	1,717	1,627
Hospitality and Specialty Retail(1)	141	—	—
Emerging Industries	373	349	338
Consolidated revenue	5,291	4,711	4,579
Operating income (loss) by segment
Financial Services	313	250	252
Retail Solutions	71	73	12
Hospitality and Specialty Retail(1)	22	—	—
Emerging Industries	77	60	57
Subtotal - segment operating income	483	383	321
Pension expense	222	208	159
Other adjustments(2)	49	26	28
Income from operations	$212	$149	$134

(1)
The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality and Specialty Retail segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

(2)
Other adjustments in 2011 include $30 million of acquisition related transaction costs; $7 million of acquisition related severance costs; and $12 million of acquisition related amortization of intangible assets. Other adjustments in 2010 include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters. Other adjustments in 2009 include a $22 million charge for the impairment of assets related to an equity investment and $6 million of incremental costs directly related to the relocation of the worldwide headquarters.

Revenue from External Customers by Products and Services [Table Text Block]
The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2011	2010	2009
Product revenue	$2,592	$2,301	$2,208
Professional and installation services revenue	764	581	572
Total solution revenue	3,356	2,882	2,780
Support services revenue	1,935	1,829	1,799
Total revenue	$5,291	$4,711	$4,579

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2011	%	2010	%	2009	%
Revenue by Geographic Area
United States	$1,914	36%	$1,548	33%	$1,578	34%
Americas (excluding United States)	206	4%	219	5%	208	5%
Europe	1,421	27%	1,378	29%	1,309	29%
Brazil/India/China/Middle East Africa	849	16%	753	16%	725	16%
Japan Korea	332	6%	348	7%	337	7%
South Asia Pacific	345	7%	286	6%	267	6%
Caribbean Latin America	224	4%	179	4%	155	3%
Consolidated revenue	$5,291	100%	$4,711	100%	$4,579	100%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2011	2010
Property, plant and equipment, net
United States	$246	$309
Americas (excluding United States)	3	3
Europe	21	22
Brazil/India/China/Middle East Africa	23	20
Japan Korea	59	59
South Asia Pacific	5	6
Caribbean Latin America	8	10
Consolidated property, plant and equipment, net	$365	$429